Shareholder Report, Line Graph (Details) 195130_Pacer S-P 500 Quality FCF Aristocrats ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 06, 2025	Oct. 31, 2025
Pacer S&P 500 Quality FCF Aristocrats ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer S&P 500 Quality FCF Aristocrats ETF NAV
Accumulated Value	$ 10,000	$ 11,892
S&P 500 Quality FCF Aristocrats Index (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Quality FCF Aristocrats Index
Accumulated Value	10,000	$ 11,915
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000	$ 12,276